Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of Income (loss) before provision for income taxes
	For the year ended June 30, 2022	For the year ended June 30, 2021	For the year ended June 30, 2020
Cayman	$(8,837,141)	$(7,120,310)	$(4,851,668)
United States	(617,057)	(541,744)	(316,142)
Hong Kong	(67,753,920)	(576,459)	(832)
	$(77,208,118)	$(8,238,513)	$(5,168,642)

Schedule of effective income tax rate
	For the year ended June 30, 2022	For the year ended June 30, 2021	For the year ended June 30, 2020
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.6%	5.6%	5.6%
Valuation allowance	(26.6)%	(26.6)%	(26.6)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of components of deferred tax assets
	June 30, 2022	June 30, 2021
Deferred tax assets
Net operating loss carryforward in the U.S.	442,051	278,531
Net operating loss carryforward in Hong Kong	11,274,650	95,253
Valuation allowance	(11,716,701)	(373,784)
Total net deferred tax assets	$-	$-